NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 364,883	$ 202,492	$ 442,151
Debt Instrument, Unamortized Discount		0	7,406
Long-Term Debt	353,633	202,492	434,745
Long-Term Debt, Current Maturities	251,215	94,342	315,450
Long-Term Debt, Excluding Current Maturities	102,418	108,150	119,295
Martus
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 97,465	$ 94,342	100,634
Debt Instrument, Payment Terms	Note was issued on October 23, 2018 and due on January 2, 2024	Note was issued on October 23, 2018 and due on January 3, 2023
Debt Instrument, Interest Rate, Stated Percentage	500.00%	500.00%
Darlene Covi19
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 102,418	$ 108,150	$ 109,690
Debt Instrument, Payment Terms	Note was issued on April 1, 2020 and due on March 31, 2025	Note was issued on April 1, 2020 and due on March 31, 2025
Debt Instrument, Interest Rate, Stated Percentage	0.00%	0.00%
Promissory Note One [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 165,000
Debt Instrument, Payment Terms	Note was issued April 4, 2023 and due on April 4, 2024
Debt Instrument, Interest Rate, Stated Percentage	2400.00%
Loans Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount	$ 11,250